Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Less: accumulated depreciation	$ (8,565)	$ (3,708)
Total property and equipment, net	28,164	19,968
Lab equipment
Property, Plant and Equipment
Property and equipment, gross	18,214	10,771
Office equipment
Property, Plant and Equipment
Property and equipment, gross	2,211	1,610
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	1,301	599
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	10,316	2,076
Assets under construction
Property, Plant and Equipment
Property and equipment, gross	$ 4,687	$ 8,620